Related party transactions - Lease Agreements - Summary (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Leases balances
Right-of-use asset	€ 3,612,220		€ 3,671,241
Lease Agreements
Lease Transactions
Depreciation	12,504	€ 13,363
Interest expense	1,157	1,358
Lease expense	51	200
Leases balances
Right-of-use asset	122,891		131,243
Lease liability	125,331		133,575
Fresenius SE | Lease Agreements
Lease Transactions
Depreciation	3,297	4,457
Interest expense	944	704
Lease expense	51	200
Leases balances
Right-of-use asset	26,697		29,214
Lease liability	29,167		29,017
Fresenius SE affiliates | Lease Agreements
Lease Transactions
Depreciation	9,207	8,906
Interest expense	213	€ 654
Leases balances
Right-of-use asset	96,194		102,029
Lease liability	€ 96,164		€ 104,558